Note 10 - Property and Equipment, Net (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014	Aug. 31, 2009
Note 10 - Property and Equipment, Net (Details) [Line Items]
Depreciation	$ 2,548,000	$ 3,464,000	$ 3,707,000
Real Estate Investment Property, at Cost						8,918,000
Deferred Gain on Sale of Property		129,000
Gain (Loss) on Disposition of Property Plant Equipment	428,000	106,000	85,000
Building [Member]
Note 10 - Property and Equipment, Net (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	458,000				72,000
Number of Property, Plant and Equipment Units Leased to Others				3
Number of Property, Plant and Equipment Units Sold to Others					2
Intelligent Power Group [Member]
Note 10 - Property and Equipment, Net (Details) [Line Items]
Asset Impairment Charges	24,000
Intelligent E-Commerce Group [Member]
Note 10 - Property and Equipment, Net (Details) [Line Items]
Asset Impairment Charges			$ 462,000